UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.4%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,053,300
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	502,180
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	318,027
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	260,865
Cowley Cty., KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	390,000	419,160
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,056,260
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,057,950
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	357,676
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	307,584
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	459,518
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,600,000	2,691,780
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,204,644
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	544,155
Junction City, K.S G.O. AMBAC	Aaa/AAA	5.000	09/01/2025	250,000	265,405
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	280,000	282,800
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	535,000	535,770
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	1,250,000	1,306,463
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	391,719
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	599,902
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	630,000	639,311
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	262,345
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,074,880
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,053,240
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,414,099
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/2025	250,000	265,820
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	Aaa/AAA	5.000	02/01/2026	500,000	526,540
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,237
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,064,120
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	518,635
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Prerefunded MBIA	Aaa/AAA	5.375	11/15/2024	135,000	144,284
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded MBIA	Aaa/AAA	5.375	11/15/2024	1,365,000	1,438,887
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	540,015
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	555,901
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	784,973
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	527,355
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,038,210
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	514,825
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	302,307
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	508,085
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	246,933
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	524,565
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,210,000
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	485,000
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	504,450
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	200,174
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	900,000	966,528
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,038,620
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	703,719
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	419,684
*Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,483,632
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,240,668
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	863,183
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,403,143
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	797,468
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,013,599
Wichita, KS GO AMBAC	Aaa/AAA	4.750	09/01/2027	180,000	182,873
#Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,571,955
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,155,121
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	990,158
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,000,320
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,573,747
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	522,475

TOTAL KANSAS MUNICIPAL BONDS (COST: $49,400,312)					$50,862,242

SHORT-TERM SECURITIES (1.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $684,330)				684,330	$684,330

TOTAL INVESTMENTS IN SECURITIES (COST: $50,084,642)					$51,546,572
OTHER ASSETS LESS LIABILITIES					659,770

NET ASSETS					$52,206,342

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $50,084,642. The net unrealized appreciation of investments based on the cost was $1,461,930, which is comprised of $1,489,499 aggregate gross unrealized appreciation and $27,569 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Kansas Insured Intermediate Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (91.3%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$258,445
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	828,335
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	104,267
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	249,006
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	108,210
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	390,686
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	319,728
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	262,345
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	248,297
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	275,000	276,375
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	375,375
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	375,367
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	100,114
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	595,000	638,917
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	264,393
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	605,169
#Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	445,125
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,154
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	202,037
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	508,906
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	195,000	197,535
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	750,000	775,448
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	107,981
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	251,955
Wichita, KS GO ambac	Aaa/AAA	4.500	09/01/2022	150,000	150,641
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	285,000	285,054
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	345,000	345,079
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	75,000	80,814
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	515,290
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	270,830

TOTAL KANSAS MUNICIPAL BONDS (COST: $9,678,175)					$9,896,878

SHORT-TERM SECURITIES (8.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $867,893)				867,893	$867,893

TOTAL INVESTMENTS IN SECURITIES (COST: $10,546,068)					$10,764,771
OTHER ASSETS LESS LIABILITIES					72,722

NET ASSETS					$10,837,493

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,546,068. The net unrealized appreciation of investments based on the cost was $218,703, which is comprised of $218,703 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Maine Municipal Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (75.5%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$78,578
Bath, ME	A-3/NR	7.450	12/01/2007	30,000	30,110
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,887
Brewer, ME	A/A	4.600	11/01/2017	210,000	219,897
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	25,609
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,031
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	156,412
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	155,645
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,310
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	79,238
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	510,795
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,511
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	528,295
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	263,713
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	201,156
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,180
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	266,960
Maine Governmental Facs. Auth Lease Rent Rev.	Aaa/AAA	5.000	10/01/2023	125,000	130,485
Maine Health & Higher Educ. (University Systems) MBIA	Aaa/NR	5.000	07/01/2023	200,000	212,056
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	357,602
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	215,629
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,265
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	560,901
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aaa/NR	5.000	07/01/2022	250,000	261,823
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,066,370
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	104,867
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	209,950
Maine State Turnpike Auth.	Aaa/AAA	5.000	07/01/2033	450,000	467,266
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,542
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	76,919
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	801,323
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	63,059
#Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	514,615
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	242,778
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	464,439
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A+	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	153,075
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,438
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,280
#University of Maine System Rev. MBIA	Aaa/AAA	4.750	03/01/2037	550,000	552,156
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	181,233
Windham, ME G.O. AMBAC	Aaa/AAA	3.125	11/01/2010	100,000	98,660
Windham, ME G.O. AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	419,822
#Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	532,060
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	258,828
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	76,460
TOTAL MAINE MUNICIPAL BONDS					$12,477,228

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,422

PUERTO RICO MUNICIPAL BONDS (16.6%)
*Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	841,380
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,908,565
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,749,945

VIRGIN ISLAND MUNICIPAL BONDS (3.1%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$508,545

TOTAL MUNICIPAL BONDS (COST: $15,311,158)					$15,746,140

SHORT-TERM SECURITIES (3.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $559,129)				559,129	$559,129

TOTAL INVESTMENTS IN SECURITIES (COST: $15,870,287)					$16,305,269
OTHER ASSETS LESS LIABILITIES					215,647

NET ASSETS					$16,520,916

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,870,287. The net unrealized appreciation of investments based on the cost was $434,982, which is comprised of $482,142 aggregate gross unrealized appreciation and $47,160 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Nebraska Municipal Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (97.2%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$253,395
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	686,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	408,126
Dawson County Public Power Electric Sys Rev	NR/AA-	4.750	12/01/2032	250,000	245,287
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,065,100
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	256,850
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	255,212
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	340,037
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	264,837
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,112
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	225,000	225,562
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	500,000
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	150,550
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	252,125
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	523,565
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	530,445
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,055
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	1,005,080
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	527,025
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	534,220
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	255,903
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	225,110
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,049,390
Lincoln, NE San. Swr. Rev. MBIA	Aaa/AAA	4.500	06/15/2029	500,000	492,330
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	603,750
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	255,585
#Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,006,700
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	841,912
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	185,000	194,485
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	419,456
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	880,000	884,541
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	100,516
#NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,029,150
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	NR/AA	5.125	12/01/2017	200,000	202,356
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	5,000	5,039
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	20,000	20,304
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	15,000	15,228
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	75,000	76,141
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	421,624
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,028,590
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	136,357
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	404,544
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	778,380
Omaha Convention Hotel Corp (Convention Ctr. Rev.) AMBAC	Aaa/AAA	4.250	02/01/2026	500,000	476,280
Omaha Convention Hotel Corp. (Convention Ctr. Rev.) AMBAC	Aaa/AAA	4.375	02/01/2035	500,000	466,230
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	264,128
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	486,105
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	521,295
#Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,041,690
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	744,439
#Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA	5.500	02/01/2029	1,000,000	1,079,190
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	258,485
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	93,366
Papillion, NE G.O. MBIA	Aaa/AAA	4.350	12/15/2027	250,000	241,723
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	502,715
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	104,697
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	265,915
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	200,732
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	257,633
Saunders Cty., NE G.O. MBIA	Aaa/AAA	4.250	12/15/2021	515,000	510,926
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	536,170
Univ. Nebraska Board of Regents Univ. NE Omaha Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	260,918
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	260,743

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,296,606)					$27,934,354

SHORT-TERM SECURITIES (2.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $767,140)				767,140	$767,140

TOTAL INVESTMENTS IN SECURITIES (COST: 28,063,746)					$28,701,494
OTHER ASSETS LESS LIABILITIES					33,678

NET ASSETS					$28,735,172

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of October 31, 2007, the Fund had one when-issued purchase:
250,000 of Dawson Cty. Public Power Electric Sys. Rev.; 4.750%; 12/01/32

# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $28,063,746. The net unrealized appreciation of investments based on the cost was $637,748, which is comprised of $740,737 aggregate gross unrealized appreciation and $102,989 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

New Hampshire Municipal Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (92.4%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$229,597
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,267
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	104,416
*Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	120,675
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,277
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	66,861
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	196,260
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	98,404
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	97,794
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	111,991
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,857
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	227,954
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	257,587
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/2028	100,000	104,006
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	101,086
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	99,831
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	106,336
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,372
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,731
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	126,802
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,471
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	40,000	42,923
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	101,705
*New Hampshire Hlth & Ed Southern NH University ACA	NR/A	4.000	01/01/2008	220,000	220,469
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	265,570
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,250
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,038
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	99,691
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	316,575
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	100,000	100,545
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,616,341

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,422

TOTAL MUNICIPAL BONDS (COST: $3,613,062)					$3,626,763

SHORT-TERM SECURITIES (7.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $290,165)				290,165	$290,165

TOTAL INVESTMENTS IN SECURITIES (COST: $3,903,227)					$3,916,928
OTHER ASSETS MINUS LIABILITIES					(1,794)

NET ASSETS					$3,915,134

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,903,227. The net unrealized appreciation of investments based on the cost was $13,701, which is comprised of $32,571 aggregate gross unrealized appreciation and $18,870 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Oklahoma Municipal Fund
Schedule of Investments October 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (93.7%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$257,535
City of Tulsa, OK MBIA	Aaa/AAA	4.250	03/01/2025	1,000,000	964,230
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	806,415
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	518,505
Cleveland Cty. OK School District # 029	Aa-3/NR	2.750	03/01/2008	350,000	348,642
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	967,727
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	547,950
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	201,078
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	866,739
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	161,798
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	259,638
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	207,424
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	256,800
Glenpool Utility Authority XL Capital	Aaa/AAA	5.000	10/01/2027	555,000	586,835
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	250,000	264,820
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	228,064
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	758,779
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	513,125
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	537,230
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	411,892
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	273,142
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	322,893
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	265,908
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	104,919
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aaa/AAA	4.250	09/01/2020	585,000	583,719
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	533,620
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	189,099
Norman, OK Utilities Auth. Utility Rev. FGIC	Aaa/NR	4.000	11/01/2022	265,000	253,449
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	303,132
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	160,846
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	418,361
OK Board of Regents (Univ. of OK) FGIC	Aaa/AAA	4.125	07/01/2026	500,000	474,035
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	261,033
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	532,815
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,104,260
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	100,077
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	100,005
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	200,650
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	266,650
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	500,555
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	495,605
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	141,600
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	101,089
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,400
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	285,911
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	267,570
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	262,100
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	125,498
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	208,994
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	158,593
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	411,444
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	617,682
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	514,375
#OK Devl. Finance Auth. (St. John Health Sys)	Aa-3/AA-	5.000	02/15/2037	1,000,000	1,004,110
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	50,000	51,911
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	150,000	155,367
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aaa/AAA	5.750	02/15/2025	375,000	389,479
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aaa/AAA	6.000	02/15/2029	300,000	312,519
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	5.750	02/15/2025	125,000	129,833
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	6.000	02/15/2029	100,000	104,179
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	256,435
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	257,160
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	250,222
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	100,000	101,672
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	75,000	75,811
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	45,000	45,822
OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.250	01/01/2037	500,000	459,860
*OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.500	01/01/2047	1,350,000	1,280,988
OK Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,505,093
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,400,000	1,492,022
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	721,305
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	295,182
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	466,690
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	168,364
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	441,283
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	122,599
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	142,828
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	106,148
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	423,661
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	211,974
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	529,285
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	448,372
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	527,130
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded AMBAC	Aaa/AAA	5.000	01/01/2021	10,000	10,552
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded AMBAC	Aaa/AAA	5.000	01/01/2021	90,000	93,944
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	102,930
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aaa/AAA	5.000	07/01/2021	250,000	267,722
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aaa/AAA	5.000	07/01/2019	250,000	268,755
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	108,445
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	275,860
Oklahoma City, OK Unlimited GO	Aa-1/AA+	4.250	03/01/2025	500,000	479,220
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	447,512
Oklahoma Housing Finance FNMA / GNMA	Aaa/NR	5.150	09/01/2029	500,000	501,065
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.050	09/01/2023	1,000,000	1,002,140
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.200	09/01/2032	500,000	501,060
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	786,997
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	519,275
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	263,138
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	260,257
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/2025	220,000	229,295
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/2020	140,000	146,853
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	261,445
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	388,230
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	260,978
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	257,810
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	262,210
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	252,630
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	512,585
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.250	05/01/2026	650,000	626,177
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.500	05/01/2027	910,000	905,896
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	715,330
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,040,455
Tulsa, Oklahoma Unlimited GO MBIA	Aaa/AAA	4.250	03/01/2024	500,000	484,495
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	256,105
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	685,772
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,045,830
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	274,138

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $48,460,187)

SHORT-TERM SECURITIES (5.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,979,177)				2,979,177	$2,979,177

TOTAL INVESTMENTS IN SECURITIES (COST: $51,439,364)					$52,263,842
OTHER ASSETS LESS LIABILITIES					308,001

NET ASSETS					$52,571,843

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At October 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $51,439,364. The net unrealized appreciation of investments based on the cost was $824,478, which is comprised of $1,097,187 aggregate gross unrealized appreciation and $272,709 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Mark R. Anderson
MARK R. ANDERSON
PRESIDENT

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Mark R. Anderson
MARK R. ANDERSON
PRESIDENT

Date: December 27, 2007

BY: /s/Laura K. Anderson
LAURA K. ANDERSON
TREASURER

Date: December 27, 2007